Share-based payment plans - Movements in number and restricted shares awards (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 0.13	$ 0.13	$ 0.54
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 3.31	$ 3.31	$ 3.31
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	25,726,711	13,105,349	16,752,551
Granted during the year	3,580,000	21,432,152	2,640,460
Forfeited during the year	(1,388,638)	(3,807,502)	(686,092)
Vested during the year	(8,919,980)	(5,003,288)	(5,601,570)
Outstanding at period end	18,998,093	25,726,711	13,105,349